               Merrill Lynch Pennsylvania Municipal Bond Fund of
               Merrill Lynch Multi-State Municipal Series Trust


                                                November 20, 1995



VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:      Division of Investment Management

            Re: Merrill Lynch Pennsylvania Municipal Bond Fund of
                Merrill Lynch Multi-State Municipal Series Trust Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (Securities Act File No. 33-35442; Investment Company Act File No. 811-
                4375)
                --------------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Pennsylvania Municipal Bond Fund (the "Fund") hereby certifies that:

        (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 14, 1995.


                                        Very truly yours,

                                        MERRILL LYNCH PENNSYLVANIA
                                        MUNICIPAL BOND FUND


                                                By: /s/ Robert E. Putney, III
                                                    -------------------------
                                                    Robert E. Putney, III
                                                    Assistant Secretary